U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

March 5, 2014

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549-1004

Re:	Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the funds listed in Appendix A, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated February 28, 2014, filed electronically as Post-Effective Amendment No. 99 to the Trust’s Registration Statement on Form N-1A on February 27, 2014 and effective February 28, 2014.

If you have any questions regarding this filing, please contact Michael Barolsky of U.S. Bancorp Fund Services, LLC at (414) 765-5586 or Eric S. Purple of K&L Gates LLP at (202) 778-9220.

Sincerely,

/s/Michael D. Barolsky

Michael D. Barolsky, Esq.
For U.S. Bancorp Fund Services, LLC

Appendix A

1X BEAR FUNDS
Direxion Daily Dow 30® Bear 1X Shares Direxion Daily Large Cap Bear 1X Shares Direxion Daily Small Cap Bear 1X Shares Direxion Daily Total Market Bear 1X Shares (TOTS)
Direxion Daily 7-10 Year Treasury Bear 1X Shares (TYNS)
Direxion Daily 20+ Year Treasury Bear 1X Shares (TYBS)
Direxion Daily Corporate Bond Bear 1X Shares
Direxion Daily Municipal Bond Taxable Bear 1X Shares
Direxion Daily Total Bond Market Bear 1X Shares (SAGG)

Direxion Daily Developed Markets Bear 1X Shares Direxion Daily Emerging Market Bear 1X Shares Direxion Daily Technology Bear 1X Shares

2X BULL FUND	2X BEAR FUND
Direxion Daily Large Cap Bull 2X Shares (SFVL)	Direxion Daily Large Cap Bear 2X Shares (SFVS)

3X BULL FUNDS	3X BEAR FUNDS
Direxion Daily Mid Cap Bull 3X Shares (MIDU)	Direxion Daily Mid Cap Bear 3X Shares (MIDZ)
Direxion Daily S&P 500® Bull 3X Shares (SPXL) (formerly Direxion Daily Large Cap Bull 3X Shares)	Direxion Daily S&P 500® Bear 3X Shares (SPXS) (formerly Direxion Daily Large Cap Bear 3X Shares)
Direxion Daily Small Cap Bull 3X Shares (TNA)	Direxion Daily Small Cap Bear 3X Shares (TZA)
Direxion Daily Total Market Bull 3X Shares	Direxion Daily Total Market Bear 3X Shares
Direxion Daily Brazil Bull 3X Shares (BRZU)	Direxion Daily Brazil Bear 3X Shares (BRZS)
Direxion Daily Canada Bull 3X Shares (CANU)	Direxion Daily Canada Bear 3X Shares (CAND)
Direxion Daily FTSE China Bull 3X Shares (YINN) (formerly Direxion Daily China Bull 3X Shares)	Direxion Daily FTSE China Bear 3X Shares (YANG) (formerly Direxion Daily China Bear 3X Shares)
Direxion Daily Developed Markets Bull 3X Shares (DZK)	Direxion Daily Developed Markets Bear 3X Shares (DPK)
Direxion Daily Emerging Markets Bull 3X Shares (EDC)	Direxion Daily Emerging Markets Bear 3X Shares (EDZ)
Direxion Daily FTSE Europe Bull 3X Shares (EURL) (formerly Direxion Daily European Bull 3X Shares)	Direxion Daily FTSE Europe Bear 3X Shares (EURZ) (formerly Direxion Daily European Bear 3X Shares)
Direxion Daily India Bull 3X Shares (INDL)
Direxion Daily Indonesia Bull 3X Shares	Direxion Daily Indonesia Bear 3X Shares
Direxion Daily Japan Bull 3X Shares (JPNL)	Direxion Daily Japan Bear 3X Shares (JPNS)
Direxion Daily Latin America Bull 3X Shares (LBJ)
Direxion Daily Malaysia Bull 3X Shares	Direxion Daily Malaysia Bear 3X Shares
Direxion Daily Mexico Bull 3X Shares	Direxion Daily Mexico Bear 3X Shares
Direxion Daily Russia Bull 3X Shares (RUSL)	Direxion Daily Russia Bear 3X Shares (RUSS)
Direxion Daily South Korea Bull 3X Shares (KORU)	Direxion Daily South Korea Bear 3X Shares (KORZ)
Direxion Daily Taiwan Bull 3X Shares	Direxion Daily Taiwan Bear 3X Shares
Direxion Daily Thailand Bull 3X Shares	Direxion Daily Thailand Bear 3X Shares
Direxion Daily Turkey Bull 3X Shares	Direxion Daily Turkey Bear 3X Shares
Direxion Daily Basic Materials Bull 3X Shares (MATL)
Direxion Daily Gold Miners Bull 3X Shares (NUGT)	Direxion Daily Gold Miners Bear 3X Shares (DUST)
Direxion Daily Healthcare Bull 3X Shares (CURE)
Direxion Daily Junior Gold Miners Index Bull 3X Shares (JNUG)	Direxion Daily Junior Gold Miners Index Bear 3X Shares (JDST)
Direxion Daily Natural Gas Related Bull 3X Shares (GASL)	Direxion Daily Natural Gas Related Bear 3X Shares (GASX)

Direxion Daily Regional Banks Bull 3X Shares	Direxion Daily Regional Banks Bear 3X Shares
Direxion Daily Retail Bull 3X Shares (RETL)
Direxion Daily Semiconductor Bull 3X Shares (SOXL)	Direxion Daily Semiconductor Bear 3X Shares (SOXS)
Direxion Daily Silver Miners Bull 3X Shares	Direxion Daily Silver Miners Bear 3X Shares
Direxion Daily Clean Energy Bull 3X Shares	Direxion Daily Clean Energy Bear 3X Shares
Direxion Daily Energy Bull 3X Shares (ERX)	Direxion Daily Energy Bear 3X Shares (ERY)
Direxion Daily Financial Bull 3X Shares (FAS)	Direxion Daily Financial Bear 3X Shares (FAZ)
Direxion Daily Real Estate Bull 3X Shares (DRN)	Direxion Daily Real Estate Bear 3X Shares (DRV)
Direxion Daily Technology Bull 3X Shares (TECL)	Direxion Daily Technology Bear 3X Shares (TECS)
Direxion Daily 7-10 Year Treasury Bull 3X Shares (TYD)	Direxion Daily 7-10 Year Treasury Bear 3X Shares (TYO)
Direxion Daily 20+ Year Treasury Bull 3X Shares (TMF)	Direxion Daily 20+ Year Treasury Bear 3X Shares (TMV)
Direxion Daily Corporate Bond Bull 3X Shares	Direxion Daily Corporate Bond Bear 3X Shares
Direxion Daily High Yield Bull 3X Shares	Direxion Daily High Yield Bear 3X Shares
Direxion Daily Municipal Bond Taxable Bull 3X Shares
Direxion Daily TIPs Bull 3X Shares	Direxion Daily TIPs Bear 3X Shares
Direxion Daily Total Bond Market Bull 3X Shares

NON-LEVERAGED FUNDS
Direxion All Cap Insider Sentiment Shares (KNOW)
Direxion S&P 500® DRRC Index Volatility Response Shares (VSPY)
(formerly Direxion S&P 500® RC Volatility Response Shares)
Direxion NASDAQ-100® Equal Weighted Index Shares (QQQE)
Direxion Financial Bull 1X Shares

Direxion Zacks MLP High Income Shares (ZMLP)